ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Accounts payable	$ 3,662	$ 4,739
Accrued liabilities	10,140	2,423
Accounts payable and other accrued liabilities	$ 13,802	$ 7,162